UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21188

Registrant Name:

PIMCO California Municipal Income Fund III

Address of Principal Executive Offices:

1633 Broadway

New York, NY 10019

Name and Address of Agent for Service:

Lawrence G. Altadonna

1633 Broadway

New York, NY 10019

Registrant’s telephone number, including area code:

212-739-3371

Date of Fiscal Year End: September 30, 2013

Date of Reporting Period: December 31, 2012

Item 1. Schedule of Investments

PIMCO California Municipal Income Fund III Schedule of Investments

December 31, 2012 (unaudited)

Principal Amount (000s)		Value*
CALIFORNIA MUNICIPAL BONDS & NOTES - 95.5%
$ 1,250	Bay Area Toll Auth. Rev., San Francisco Bay Area, 5.00%, 4/1/34, Ser. F-1	$1,401,275
1,000	Cathedral City Public Financing Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (NPFGC)	986,060
1,150	Ceres Redev. Agcy., Tax Allocation, Project Area No. 1, 5.00%, 11/1/33 (NPFGC)	1,155,877
2,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	2,344,340
550	City & Cnty. of San Francisco, Capital Improvement Projects, CP, 5.25%, 4/1/31, Ser. A	614,295
1,415	Contra Costa Cnty. Public Financing Auth., Tax Allocation, 5.625%, 8/1/33, Ser. A	1,403,864
	Educational Facs. Auth. Rev. (f),
9,800	Claremont McKenna College, 5.00%, 1/1/39	10,947,286
10,000	Univ. of Southern California, 5.00%, 10/1/39, Ser. A	11,554,700
1,695	El Dorado Irrigation Dist. & El Dorado Water Agcy., CP, 5.75%, 8/1/39, Ser. A (AGC)	1,817,159
	Golden State Tobacco Securitization Corp. Rev.,
11,000	5.00%, 6/1/45 (AMBAC-TCRS)	11,444,730
4,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS)	4,161,720
13,865	5.75%, 6/1/47, Ser. A-1	13,150,121
	Health Facs. Financing Auth. Rev.,
500	Adventist Health System, 5.00%, 3/1/33, Ser. A	502,375
4,000	Adventist Health System, 5.75%, 9/1/39, Ser. A	4,648,760
1,935	Catholic Healthcare West, 6.00%, 7/1/34, Ser. A	2,059,401
4,000	Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	4,664,560
450	Children’s Hospital of Los Angeles, 5.25%, 7/1/38 (AGM)	476,838
500	Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A	613,835
6,000	Cottage Health System, 5.00%, 11/1/33, Ser. B (NPFGC)	6,096,840
1,300	Scripps Health, 5.00%, 11/15/36, Ser. A	1,440,595
2,900	Stanford Hospital, 5.25%, 11/15/40, Ser. A-2	3,329,026
1,000	Sutter Health, 5.00%, 8/15/35, Ser. D	1,125,730
5,000	Sutter Health, 5.00%, 8/15/38, Ser. A	5,622,900
500	Sutter Health, 5.00%, 11/15/42, Ser. A (IBC-NPFGC)	543,635
1,200	Sutter Health, 6.00%, 8/15/42, Ser. B	1,425,408
500	Lancaster Redev. Agcy., Tax Allocation, 6.875%, 8/1/39	564,490
150	Lancaster Redev. Agcy. Rev., Capital Improvements Projects, 5.90%, 12/1/35	163,421
5,020	Long Beach Airport Rev., 5.00%, 6/1/40, Ser. A	5,435,957
5,600	Long Beach Bond Finance Auth. Rev., Long Beach Natural Gas, 5.50%, 11/15/37, Ser. A	6,638,968
5,000	Long Beach Unified School Dist., GO, 5.75%, 8/1/33, Ser. A	5,936,150
5,000	Los Angeles Cnty. Public Works Financing Auth. Rev., 5.00%, 8/1/42	5,571,150
1,400	Los Angeles Dept. of Water & Power Rev., 5.00%, 7/1/43, Ser. B	1,613,542
	Los Angeles Dept. of Water & Power Rev. (f),
6,000	4.75%, 7/1/30, Ser. A-2 (AGM)	6,382,500
10,000	5.00%, 7/1/39, Ser. A	11,194,100
	Los Angeles Unified School Dist., GO,
9,580	4.75%, 1/1/28, Ser. A (NPFGC) (Pre-refunded @ $100, 7/1/13) (b)	9,792,197
10,000	5.00%, 1/1/34, Ser. I (f)	11,303,900
1,700	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	2,342,668
550	Malibu, City Hall Project, CP, 5.00%, 7/1/39, Ser. A	596,541
1,000	Manteca Financing Auth. Sewer Rev., 5.75%, 12/1/36	1,129,130
5,000	Metropolitan Water Dist. of Southern California Rev., 5.00%, 7/1/37, Ser. A (f)	5,591,100
2,980	Modesto Irrigation Dist., Capital Improvement Projects, CP, 5.00%, 7/1/33, Ser. A (NPFGC) (Pre-refunded @ $100, 7/1/13) (b)	3,049,672
3,000	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	3,322,080
955	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B	1,132,640
5,000	Oakland, GO, 5.00%, 1/15/33, Ser. A (NPFGC) (Pre-refunded @ $100, 1/15/13) (b)	5,007,300
1,250	Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C	1,361,537
1,250	Pollution Control Financing Auth. Rev., American Water Capital Corp. Project, 5.25%, 8/1/40 (a)(c)	1,346,125
1,950	Poway Unified School Dist., Special Tax, 5.125%, 9/1/28	1,984,983
5,000	Riverside, CP, 5.00%, 9/1/33 (AMBAC) (Pre-refunded @ $100, 9/1/13) (b)	5,156,450
500	Rocklin Unified School Dist. Community Facs. Dist., Special Tax, 5.00%, 9/1/29 (NPFGC)	504,455
	Sacramento Municipal Utility Dist. Rev., Ser. R,
995	5.00%, 8/15/33 (NPFGC)	1,018,910
2,255	5.00%, 8/15/33 (NPFGC) (Pre-refunded @ $100, 8/15/13) (b)	2,320,801
6,250	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. 2008-A (AGM)	6,978,000
12,075	San Diego Community College Dist., GO, 5.00%, 5/1/28, Ser. A (AGM) (Pre-refunded @ $100, 5/1/13) (b)	12,262,766
4,000	San Diego Public Facs. Financing Auth. Sewer Rev., 5.25%, 5/15/39, Ser. A	4,530,120
2,200	San Diego Regional Building Auth. Rev., Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A	2,466,090
1,000	San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/43	1,146,700
1,500	San Jose Hotel Tax Rev., Convention Center Expansion, 6.50%, 5/1/36	1,792,545
12,200	San Marcos Public Facs. Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (FGIC-NPFGC)	12,410,816
1,000	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	1,123,660
500	Santa Clara Cnty. Financing Auth. Rev., El Camino Hospital, 5.75%, 2/1/41, Ser. A (AMBAC)	545,620
1,200	Santa Cruz Cnty. Redev. Agcy., Tax Allocation, Live Oak/Soquel Community, 7.00%, 9/1/36, Ser. A	1,420,080
4,425	South Tahoe JT Powers Financing Auth. Rev., South Tahoe Redev. Project, 5.45%, 10/1/33, Ser. 1-A	4,427,478
7,300	State, GO, 6.00%, 4/1/38	8,749,050
	State Public Works Board Rev.,
2,000	California State Univ., 6.00%, 11/1/34, Ser. J	2,379,940
2,050	Univ. CA M.I.N.D. Inst., 5.00%, 4/1/28, Ser. A	2,069,495

PIMCO California Municipal Income Fund III Schedule of Investments

December 31, 2012 (unaudited)(continued)

Principal Amount (000s)		Value*
	Statewide Communities Dev. Auth. Rev.,
$500	American Baptist Homes West, 6.25%, 10/1/39	$547,615
1,300	California Baptist Univ., 5.50%, 11/1/38, Ser. A	1,396,083
460	California Baptist Univ., 6.50%, 11/1/21	545,146
1,015	Catholic Healthcare West, 5.50%, 7/1/31, Ser. D	1,127,198
1,015	Catholic Healthcare West, 5.50%, 7/1/31, Ser. E	1,127,198
4,500	Kaiser Permanente, 5.00%, 3/1/41, Ser. B	4,829,535
1,000	Lancer Student Housing Project, 7.50%, 6/1/42	1,147,970
7,300	Los Angeles Jewish Home, 5.50%, 11/15/33 (CA Mtg. Ins.)	7,394,170
15,000	Memorial Health Services, 5.50%, 10/1/33, Ser. A (Pre-refunded @ $100, 4/1/13) (b)	15,186,750
1,780	Methodist Hospital Project, 6.625%, 8/1/29 (FHA)	2,237,335
6,430	Methodist Hospital Project, 6.75%, 2/1/38 (FHA)	7,884,787
3,100	St. Joseph Health System, 5.75%, 7/1/47, Ser. A (FGIC)	3,439,202
1,800	Sutter Health, 6.00%, 8/15/42, Ser. A	2,138,112
3,505	The Internext Group, CP, 5.375%, 4/1/30	3,514,604
11,000	Trinity Health, 5.00%, 12/1/41	12,414,710
2,000	Univ. of California Irvine E. Campus, 5.375%, 5/15/38	2,205,720
	Tobacco Securitization Agcy. Rev.,
8,100	Alameda Cnty., 5.875%, 6/1/35	8,100,567
7,000	Alameda Cnty., 6.00%, 6/1/42	7,032,130
2,000	Kern Cnty., 6.125%, 6/1/43, Ser. A	2,000,100
5,000	Tobacco Securitization Auth. of Southern California Rev., 5.00%, 6/1/37, Ser. A-1	4,457,000
2,950	Torrance Rev., Torrance Memorial Medical Center, 5.50%, 6/1/31, Ser. A	2,956,372
5,000	Univ. of California Rev., 5.00%, 5/15/42, Ser. G	5,705,700
	West Basin Municipal Water Dist., CP, Ser. A,
350	5.00%, 8/1/30 (NPFGC)	355,744
650	5.00%, 8/1/30 (NPFGC) (Pre-refunded @ $100, 8/1/13) (b)	667,765
2,000	Western Municipal Water Dist. Facs. Auth. Rev., 5.00%, 10/1/39, Ser. B	2,220,500
1,000	Westlake Village, CP, 5.00%, 6/1/39	1,053,360
2,500	William S. Hart Union High School Dist., Special Tax, 6.00%, 9/1/33, Ser. 2002-1	2,516,600
2,750	Woodland Finance Auth. Rev., 5.00%, 3/1/32 (XCLA)	2,810,087

Total California Municipal Bonds & Notes (cost-$322,966,845)		363,306,517

OTHER MUNICIPAL BONDS & NOTES - 4.1%
Indiana - 1.4%
5,000	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 5.75%, 9/1/42 (a)(c)	5,193,700

New Jersey - 0.2%
1,000	Tobacco Settlement Financing Corp. Rev., 4.75%, 6/1/34, Ser. 1-A	886,710

New York - 0.9%
3,300	New York City Municipal Water Finance Auth. Rev., 5.00%, 6/15/37, Ser. D (f)	3,558,258

Ohio - 0.6%
2,000	American Municipal Power, Inc. Rev., Fremont Energy Center Project, 5.00%, 2/15/42, Ser. B	2,225,700

Puerto Rico - 1.0%
	Sales Tax Financing Corp. Rev.,
1,535	5.00%, 8/1/46, Ser. C	1,630,569
2,200	5.25%, 8/1/43, Ser. A-1	2,240,964

		3,871,533

Total Other Municipal Bonds & Notes (cost-$12,589,592)		15,735,901

CALIFORNIA VARIABLE RATE NOTE - 0.4%
1,000	Los Angeles Community College Dist., GO, 11.731%, 8/1/33, Ser. 3096 (a)(c)(d)(e) (cost-$996,681)	1,413,710

Total Investments (cost-$336,553,118) (g)-100.0%		$380,456,128

PIMCO California Municipal Income Fund III Schedule of Investments

December 31, 2012 (unaudited)

Industry classification of portfolio holdings as a percentage of total investments at December 31, 2012 was as follows:

Revenue Bonds:
Health, Hospital & Nursing Home Revenue	26.0%
Tobacco Settlement Funded	13.5
College & University Revenue	9.1
Electric Power & Lighting Revenue	6.1
Water Revenue	4.1
Lease (Abatement)	3.5
Natural Gas Revenue	3.0
Sewer Revenue	1.5
Port, Airport & Marina Revenue	1.4
Tax Increment/Allocation Revenue	1.2
Sales Tax Revenue	1.0
Local or Guaranteed Housing	0.7
Hotel Occupancy Tax	0.5
Highway Revenue Tolls	0.4

Total Revenue Bonds	72.0%
General Obligation	15.8
Certificates of Participation	6.2
Tax Allocation	4.7
Special Tax	1.3

Total Investments	100.0%

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $7,953,535, representing 2.1% of total investments.
(b)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on December 31, 2012.
(e)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2012.
(f)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(g)	At December 31, 2012, the cost basis of portfolio securities for federal income tax purposes was $302,903,695. Gross unrealized appreciation was $44,148,707; gross unrealized depreciation was $414,514; and net unrealized appreciation was $43,734,193. The difference between book and tax cost was attributable to inverse floater transactions.

Glossary:

AGC – insured by Assured Guaranty Corp.

AGM – insured by Assured Guaranty Municipal Corp.

AMBAC – insured by American Municipal Bond Assurance Corp.

CA Mtg. Ins. – insured by California Mortgage Insurance

CP – Certificates of Participation

FGIC – insured by Financial Guaranty Insurance Co.

FHA – insured by Federal Housing Administration

GO – General Obligation Bond

IBC – Insurance Bond Certificate

NPFGC – insured by National Public Finance Guarantee Corp.

TCRS – Temporary Custodian Receipts

XLCA – insured by XL Capital Assurance

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Municipal Bonds & Notes and Variable Rate Notes — Municipal bonds & notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds & notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Funds to measure fair value during the three months ended December 31, 2012 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at December 31, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/12
Investments in Securities - Assets
California Municipal Bonds & Notes	$—	$363,306,517	$—	$363,306,517
Other Municipal Bonds & Notes	—	15,735,901	—	15,735,901
California Variable Rate Note	—	1,413,710	—	1,413,710

Totals	$—	$380,456,128	$—	$380,456,128

At December 31, 2012, there were no transfers between Level 1 and 2.

Item 2. Controls and Procedures

a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund III

By:	/s/ Brian S. Shlissel

Brian S. Shlissel, President & Chief Executive Officer

Date: February 20, 2013

By:	/s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: February 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: February 20, 2013

By:	/s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: February 20, 2013